SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets Useful Life (Details)	12 Months Ended
Dec. 31, 2020
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	6 years
Website and mobile application
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	2 years
Minimum | Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	1 year
Maximum | Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	5 years